COMMON STOCK AND STOCK INCENTIVE PLANS - Unvested Restricted Awards (Details) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
	Jul. 21, 2006	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
2017 Equity Incentive Plan
Restricted stock awards
Vesting period		4 years
2017 Equity Incentive Plan | Restricted Stock
Restricted stock awards
Vesting period		4 years
Ratio for grant of stock awards that is deducted from the shares available for grant		1
Shares
Total nonvested restricted stock at the beginning of the period (in shares) | shares		1,438
Granted (in shares) | shares		76
Vested (in shares) | shares		(364)
Forfeited (in shares) | shares		(229)
Total nonvested restricted stock at the end of the period (in shares) | shares		921	1,438
Weighted average grant date fair value
Total nonvested restricted stock at the beginning of the period (in dollars per share) | $ / shares		$ 2.28
Granted (in dollars per share) | $ / shares		2.34
Vested (in dollars per share) | $ / shares		2.27
Forfeited (in dollars per share) | $ / shares		3.64
Total nonvested restricted stock at the end of the period (in dollars per share) | $ / shares		$ 1.96	$ 2.28
Fair value of restricted stock awards vested | $		$ 0.8
2017 Equity Incentive Plan | Restricted Stock | Maximum
Restricted stock awards
Vesting period		4 years
2006 Equity Incentive Plan
Restricted stock awards
Vesting period	4 years
2006 Equity Incentive Plan | Restricted Stock
Shares
Total nonvested restricted stock at the beginning of the period (in shares) | shares		1,438	1,056	1,481
Granted (in shares) | shares			1,124	422
Vested (in shares) | shares			(624)	(427)
Forfeited (in shares) | shares			(118)	(420)
Total nonvested restricted stock at the end of the period (in shares) | shares			1,438	1,056
Weighted average grant date fair value
Total nonvested restricted stock at the beginning of the period (in dollars per share) | $ / shares		$ 2.28	$ 2.72	$ 2.90
Granted (in dollars per share) | $ / shares			2.19	2.47
Vested (in dollars per share) | $ / shares			2.77	3.07
Forfeited (in dollars per share) | $ / shares			2.70	2.76
Total nonvested restricted stock at the end of the period (in dollars per share) | $ / shares			$ 2.28	$ 2.72
Fair value of restricted stock awards vested | $			$ 1.7	$ 1.3